Financial risk management - Summary of offsetting financial assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	₩ 97,618,020	₩ 81,775,202
Gross amounts of recognized financial liabilities set off in the statement of financial position	46,501,359	41,653,745
Net amounts of financial assets presented in the statement of financial position	51,116,661	40,121,457
Related amounts not set off in the statement of financial position (Financial instruments)	42,532,250	30,167,922
Related amounts not set off in the statement of financial position (Cash collateral received)	448,025	473,252
Net amount	8,136,386	9,480,283
Derivatives
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	4,706,696	6,523,848
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	4,706,696	6,523,848
Derivatives and other financial instruments
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	12,212,371	7,405,655
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	12,212,371	7,405,655
Related amounts not set off in the statement of financial position (Financial instruments)	14,428,984	10,922,201
Related amounts not set off in the statement of financial position (Cash collateral received)	448,025	473,252
Net amount	2,042,058	2,534,050
Bonds sold under repurchase agreements
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	19,200,694	13,045,505
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	19,200,694	13,045,505
Related amounts not set off in the statement of financial position (Financial instruments)	18,814,022	12,893,643
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	386,672	151,862
Securities loaned
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	6,284,849	4,584,247
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	6,284,849	4,584,247
Related amounts not set off in the statement of financial position (Financial instruments)	6,283,227	4,584,247
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	1,622	0
Domestic exchange settlement debit
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	47,791,602	45,282,683
Gross amounts of recognized financial liabilities set off in the statement of financial position	42,766,815	39,247,867
Net amounts of financial assets presented in the statement of financial position	5,024,787	6,034,816
Related amounts not set off in the statement of financial position (Financial instruments)	0	0
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	5,024,787	6,034,816
Receivables from disposal of securities
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	7,421,808	4,933,264
Gross amounts of recognized financial liabilities set off in the statement of financial position	3,734,544	2,405,878
Net amounts of financial assets presented in the statement of financial position	3,687,264	2,527,386
Related amounts not set off in the statement of financial position (Financial instruments)	3,006,017	1,767,831
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	₩ 681,247	₩ 759,555